Registration Nos. 33-22132/811-5574
                                             -----------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /X/

         Pre-Effective Amendment No.                                   /_/

         Post-Effective Amendment No.    13                            /X/

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /X/

                           Amendment No.       14                      /X/

                        (Check appropriate box or boxes.)

                            SAFECO Taxable Bond Trust
                            -------------------------
                  (Exact Name of Registrant as Specified in Charter)

                           SAFECO Plaza, Seattle, Washington             98185
                           ---------------------------------             -----
                  (Address of Principal Executive Offices)              Zip Code

Registrant's Telephone Number, including Area Code     (206) 545-5000
                                                       --------------
                      Name and Address of Agent for Service

                                  DAVID F. HILL
                                  SAFECO Plaza
                            Seattle, Washington 98185
                                 (206) 545-5269

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
           immediately upon filing pursuant to paragraph (b)
     -----
       x   on January 31,1997   pursuant to paragraph (b)
     -----    ------- -- ----
           60 days after filing pursuant to paragraph (a)
     -----
           on                   pursuant to paragraph (a) (1)
     -----    -----------------
           75 days after filing pursuant to paragraph (a) (2)
     -----
           on _________________ pursuant to paragraph (a) (2) of Rule 485
     -----

If appropriate, check the following box:

      /X/This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

Registrant has registered an indefinite number of its shares under the Securities Act of 1933 by declaration made pursuant to Section 24(f) of the Investment Company Act of 1940 (Act). Pursuant to Rule 24f-2 under the Act, Registrant's Rule 24f-2 Notice was filed on or about November 27, 1996.

================================================================================

                            SAFECO TAXABLE BOND TRUST

                       Contents of Registration Statement

         This registration statement consists of the following papers and documents:

         o Cover Sheet

         o Contents of Registration Statement

         o Cross Reference Sheets

         o No-Load Class Shares of:

                          SAFECO Intermediate-Term U.S. Treasury Fund
                          SAFECO GNMA Fund
                          SAFECO High-Yield Bond Fund
                          SAFECO Managed Bond Fund
                          ------------------------

                  PART A - Prospectus
                  PART B - Statement of Additional Information

         o Advisor Class A and Advisor Class B Shares of:

                          SAFECO Growth Fund SAFECO Equity Fund SAFECO Income Fund SAFECO Northwest Fund SAFECO Balanced Fund SAFECO International Stock Fund SAFECO High-Yield Bond Fund SAFECO Small Company Stock Fund
                          SAFECO Intermediate-Term U.S. Treasury Fund
                          SAFECO Managed Bond Fund
                          SAFECO Money Market Fund
                          SAFECO Municipal Bond Fund
                          SAFECO California Tax-Free Income Fund
                          SAFECO Washington State Municipal Bond Fund
                          -------------------------------------------

                  PART A - Prospectus

         o Advisor Class A and Advisor Class B Shares of:

                          SAFECO Intermediate-Term U.S. Treasury Fund
                          SAFECO Managed Bond Fund
                          SAFECO Money Market Fund
                          SAFECO Municipal Bond Fund
                          SAFECO High-Yield Bond Fund
                          SAFECO California Tax-Free Income Fund
                          SAFECO Washington State Municipal Bond Fund
                          -------------------------------------------

                  PART B - Statement of Additional Information

         o Advisor Class A and Advisor Class B Shares of:

                          SAFECO Growth Fund
                          SAFECO Equity Fund
                          SAFECO Income Fund
                          SAFECO Northwest Fund
                          SAFECO Balanced Fund
                          SAFECO International Stock Fund
                          SAFECO Small Company Stock Fund
                          -------------------------------

                  PART B - Statement of Additional Information

         o PART C - Other Information

         o Signature Page

         o Exhibits

         This filing is made to designate a new effective date for the Registrant's registration statement. No changes are hereby made to the Prospectus and Statement of Additional Information currently on file with the Commission relating to the Advisor Class A and Advisor Class B shares of the Registrant, SAFECO Common Stock Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Fund or SAFECO Managed Bond Trust. No changes are hereby made to the Prospectuses and Statements of Additional Information currently on file with the Commission relating to the No-Load Class of the Registrant, SAFECO Common Stock Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, and SAFECO Managed Bond Trust.

                            SAFECO TAXABLE BOND TRUST
                   SAFECO Intermediate-Term U.S. Treasury Fund
                                SAFECO GNMA Fund
                           SAFECO High-Yield Bond Fund

                            SAFECO MANAGED BOND TRUST
                            SAFECO Managed Bond Fund

                                  No-Load Class

                         Form N-1A Cross Reference Sheet


                                           Part A
                                           ------
                                                    Location
Item No.                                            in Prospectus
--------                                            -------------


Item 1.  Cover Page                                 Cover page

Item 2.  Synopsis                                   Introduction to the
                                                    Trusts and the Funds;
                                                    Expenses

Item 3.  Condensed Financial Information            Financial Highlights;
           Performance Information

Item 4.  General Description of Registrant          The Trusts and each Fund's

                                                    Investment Policies;
                                                    Information about Share
                                                    Ownership and Companies that
                                                    Provide Servicess to the
                                                    Trusts


Item 5.  Management of the Trust                    Expenses; Portfolio
                                                    Managers; Information about
                                                    Share Ownership and
                                                    Companies that Provide
                                                    Services to the Trusts

Item 6.  Capital Stock and Other Securities         Cover Page; Share Price
                                                    Calculation; Information
                                                    About Share Ownership and
                                                    Companies that Provide
                                                    Services to the Trusts; Fund
                                                    Distributions and How They
                                                    Are Taxed;

Item 7.  Purchase of Securities Being Offered       How to Purchase Shares;

                                                    How to Systematically
                                                    Purchase or Redeem Shares;
                                                    How to Exchange Shares from
                                                    One Fund to Another;
                                                    Telephone Transactions;
                                                    Transactions Through
                                                    Registered Investment
                                                    Advisers; Share Price
                                                    Calculation; Tax-Deferred
                                                    Retirement Plans; Account
                                                    Statements

Item 8.  Redemption or Repurchase                   How to Redeem Shares; How
                                                    to Systematically Purchase
                                                    or Redeem Shares; How to
                                                    Exchange Shares from One

                                                    Fund to Another; Telephone
                                                    Transactions; Transactions
                                                    Through Registered
                                                    Investment Advisers; Account
                                                    Statements; Account Changes
                                                    and Signature Requiremnets

Item 9.  Pending Legal Proceedings                  Not applicable


                                     Part B
                                     ------

                                                    Location in Statement
Item No.                                            of Additional Information
--------                                            -------------------------

Item 10. Cover page                                 Cover page

Item 11. Table of Contents                          Table of Contents

Item 12. General Information and History            Not applicable

Item 13. Investment Objectives and Policies         Investment Policies of the
                                                    Managed Bondn Fund;
                                                    Additional Investment
                                                    Information; Description of
                                                    Commercial Paper and
                                                    Preferred Stock Ratings

Item 14. Management of the Trust                    Trustees and Officers

Item 15. Control Persons and Principal              Principal Shareholders
            Holders of Securities                   of Certain Funds

Item 16. Investment Advisory and                    Investment Advisory and
            Other Services                          Other Services

Item 17. Brokerage Allocation and Other             Brokerage Practices
            Practices

Item 18. Capital Stock and Other Securities         Additional Information
                                                    on Calculation of Net Asset
                                                    Value Per Share

Item 19. Purchase, Redemption and Pricing           Additional Information
           of Securities Being Offered              on Calculation of Net

Item 20. Tax Status                                 Additional Tax Information

Item 21. Underwriters                               Investment Advisory and
                                                    Other Services

Item 22. Calculation of Performance Data            Additional Performance
                                                    Information

Item 23. Financial Statements                       Financial Statements



                                     Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            SAFECO TAXABLE BOND TRUST
                   SAFECO Intermediate-Term U.S. Treasury Fund
                           SAFECO High-Yield Bond Fund

                            SAFECO MANAGED BOND TRUST
                            SAFECO Managed Bond Fund

                            SAFECO MONEY MARKET TRUST
                            SAFECO Money Market Fund

                          SAFECO TAX-EXEMPT BOND TRUST
                           SAFECO Municipal Bond Fund
                     SAFECO California Tax-Free Income Fund
                   SAFECO Washington State Municipal Bond Fund

                            SAFECO COMMON STOCK TRUST
                               SAFECO Growth Fund
                               SAFECO Equity Fund
                               SAFECO Income Fund
                              SAFECO Northwest Fund
                              SAFECO Balanced Fund
                         SAFECO International Stock Fund
                         SAFECO Small Company Stock Fund


                   Advisor Class A and Advisor Class B Shares

                         Form N-1A Cross Reference Sheet

                                     Part A
                                     ------
                                                    Location
Item No.                                            in Prospectus
--------                                            -------------

Item 1.  Cover Page                                 Cover page

Item 2.  Synopsis                                   Introduction to the

                                                    Trusts and the Funds;
                                                    Expenses

Item 3.  Condensed Financial Information            Financial Highlights;
                                                    Performance Information

Item 4.  General Description of Registrant          Each Fund's Investment
                                                    Objective and Policies;
                                                    Information about Share
                                                    Ownership and Companies that
                                                    Provide Services to the
                                                    Trusts

Item 5.  Management of the Trust                    Expenses; Sub-Adviser
                                                    Information for the
                                                    International Fund;
                                                    Information about Share
                                                    Ownership and Companies that
                                                    Provide Services to the
                                                    Trusts; Portfolio Managers

Item 6.  Capital Stock and Other Securities         Cover Page; Share Price
                                                    Calculation; Information
                                                    About Share Ownership and
                                                    Companies That Provide
                                                    Services to the Trusts; Fund
                                                    Distributions and How They
                                                    Are Taxed; Persons
                                                    Controlling Certain Funds


Item 7.  Purchase of Securities Being Offered       How to Purchase Shares; How
                                                    to Systematically Purchase
                                                    or Redeem Shares; How to
                                                    Exchange Shares From One
                                                    Fund to Another; Telephone
                                                    Transactions; Shares Price
                                                    Calculation; Tax- Deferred
                                                    Retirement Plans; Account
                                                    Statements


Item 8.  Redemption or Repurchase                   How to Redeem Shares; How to
                                                    Systematically Purchase or
                                                    Redeem Shares; How to
                                                    Exchange Shares From One
                                                    Fund to Another; Telephone
                                                    Transactions; Account
                                                    Statements; Account Changes
                                                    and Signature Requirements


Item 9.  Pending Legal Proceedings                  Not applicable

                            SAFECO TAXABLE BOND TRUST
                   SAFECO Intermediate-Term U.S. Treasury Fund
                           SAFECO High-Yield Bond Fund

                            SAFECO MANAGED BOND TRUST
                            SAFECO Managed Bond Fund

                            SAFECO MONEY MARKET TRUST
                            SAFECO Money Market Fund

                          SAFECO TAX-EXEMPT BOND TRUST
                           SAFECO Municipal Bond Fund
                     SAFECO California Tax-Free Income Fund
                   SAFECO Washington State Municipal Bond Fund

                   Advisor Class A and Advisor Class B Shares

                         Form N-1A Cross Reference Sheet

                                     Part B
                                     ------

                                                    Location in Statement of
Item No.                                            Additional Information
--------                                            ----------------------

Item 10. Cover page                                 Cover page

Item 11. Table of Contents                          Table of Contents

Item 12. General Information and History            Not applicable

Item 13. Investment Objectives and Policies         Investment Policies;
                                                    Additional Investment
                                                    Information; Description of
                                                    Ratings


Item 14. Management of the Trust                    Trustees and Officers

Item 15. Control Persons and Principal              Principal Shareholders
           Holders of Securities

Item 16. Investment Advisory and                    Investment Advisory and
           Other Services                           Other Services

Item 17. Brokerage Allocation and Other             Brokerage Practices
         Practices

Item 18. Capital Stock and Other Securities         Additional Information on
                                                    Calculation of Net Asset
                                                    Value Per Share; Conversion
                                                    of Advisor Class B Shares

Item 19. Purchase, Redemption and Pricing           Additional Information
         of Securities Being Offered                On Calculation of Net
                                                    Asset Value Per Share;
                                                    Redemption in Kind

Item 20. Tax Status                                 Additional Tax Information

Item 21. Underwriters                               Investment Advisory and
                                                    Other Services

Item 22. Calculation of Performance Data            Additional Performance
                                                    Information

Item 23. Financial Statements                       Financial Statements

                                     Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                 PROSPECTUS FOR

                            SAFECO TAXABLE BOND TRUST
                   SAFECO Intermediate-Term U.S. Treasury Fund
                                SAFECO GNMA Fund
                           SAFECO High-Yield Bond Fund

                            SAFECO MANAGED BOND TRUST
                            SAFECO Managed Bond Fund

                                  No-Load Class

is hereby incorporated by reference to the prospectus for such No-Load Class shares included in post-effective amendment number 12 to the Registrant's registration statement.

                     STATEMENT OF ADDITIONAL INFORMATION FOR

                            SAFECO TAXABLE BOND TRUST
                   SAFECO Intermediate-Term U.S. Treasury Fund
                                SAFECO GNMA Fund
                           SAFECO High-Yield Bond Fund

                            SAFECO MANAGED BOND TRUST
                            SAFECO Managed Bond Fund

                                  No-Load Class

is hereby incorporated by reference to the Statement of Additional Information for such No-Load Class shares included in post-effective amendment number 12 to the Registrant's registration statement.

                                 PROSPECTUS FOR

                            SAFECO TAXABLE BOND TRUST
                   SAFECO Intermediate-Term U.S. Treasury Fund
                           SAFECO High-Yield Bond Fund

                            SAFECO MANAGED BOND TRUST
                            SAFECO Managed Bond Fund

                            SAFECO COMMON STOCK TRUST
                               SAFECO Growth Fund
                               SAFECO Equity Fund
                               SAFECO Income Fund
                              SAFECO Northwest Fund
                              SAFECO Balanced Fund
                         SAFECO International Stock Fund
                         SAFECO Small Company Stock Fund

                            SAFECO MONEY MARKET TRUST
                            SAFECO Money Market Fund

                          SAFECO TAX-EXEMPT BOND TRUST
                           SAFECO Municipal Bond Fund
                     SAFECO California Tax-Free Income Fund
                   SAFECO Washington State Municipal Bond Fund

                   Advisor Class A and Advisor Class B Shares

is hereby incorporated by reference to the prospectus for such Advisor Class A and Advisor Class B shares included in post-effective amendment number 12 to the Registrant's registration statement.

                     STATEMENT OF ADDITIONAL INFORMATION FOR

                            SAFECO TAXABLE BOND TRUST
                   SAFECO Intermediate-Term U.S. Treasury Fund
                           SAFECO High-Yield Bond Fund

                            SAFECO MANAGED BOND TRUST
                            SAFECO Managed Bond Fund

                            SAFECO MONEY MARKET TRUST
                            SAFECO Money Market Fund

                          SAFECO TAX-EXEMPT BOND TRUST
                           SAFECO Municipal Bond Fund
                     SAFECO California Tax-Free Income Fund
                   SAFECO Washington State Municipal Bond Fund

                   Advisor Class A and Advisor Class B Shares

is hereby incorporated by reference to the statement of additional information for such Advisor Class A and Advisor Class B shares included in post-effective amendment number 12 to the Registrant's registration statement.

                     STATEMENT OF ADDITIONAL INFORMATION FOR

                            SAFECO COMMON STOCK TRUST
                               SAFECO Growth Fund
                               SAFECO Equity Fund
                               SAFECO Income Fund
                              SAFECO Northwest Fund
                              SAFECO Balanced Fund
                         SAFECO International Stock Fund
                         SAFECO Small Company Stock Fund

                   Advisor Class A and Advisor Class B Shares

is hereby incorporated by reference to the statement of additional information for such Advisor Class A and Advisor Class B shares included in post-effective amendment number 12 to the Registrant's registration statement.

                            SAFECO TAXABLE BOND TRUST

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
--------  ---------------------------------

(a)      Financial Statements:

         Financial Highlights for a single No-Load Class share of (i) SAFECO Intermediate-Term U.S. Treasury Fund for the period from September 7, 1988 (Initial Public Offering) to September 30, 1988, and for each of the eight fiscal years ended September 30, 1996; (ii) SAFECO GNMA Fund for each of ten fiscal years ended September 30, 1996; and (iii) SAFECO High-Yield Bond Fund for the period from September 7, 1988 (Initial Public Offering) to September 30, 1988, and each of the eight fiscal years ended September 30, 1996, are included in Part A of this Registration Statement. Financial Statements for each of these Funds for the fiscal year ended September 30, 1996 and the report thereon of Ernst & Young LLP, independent auditors are incorporated by reference into Part B of this Registration Statement and were filed with the SEC on or about November 25, 1996 for SAFECO Taxable Bond Trust.

         Financial Highlights for a single No-Load Class share of SAFECO Managed Bond Fund for the period from February 28, 1994 (Initial Public Offering) to December 31, 1994 and for the fiscal year ended December 31, 1995 and for the six month period ended June 30, 1996 (unaudited)are included in Part A of this Registration Statement. Financial Statements for the fiscal year ended December 31, 1995 and the report thereon of Ernst & Young LLP, independent auditors, and the financial statements for the six month period ended June 30, 1996 (unaudited) are incorporated by reference into Part B of this Registration Statement and were filed with the SEC on or about February 29, 1996 and August 31, 1996, respectively for SAFECO Managed Bond Trust.

         Financial Highlights for a single No-Load Class share of SAFECO Money Market Fund for each of the ten fiscal years ended March 31, 1996 are included in Part A of this Registration Statement. Financial Statements for the fiscal year ended March 31, 1996 and the report thereon of Ernst & Young LLP, independent auditors, are incorporated by reference into Part B of this Registration Statement and were filed with the SEC on or about May 30, 1996 for SAFECO Money Market Trust.

         Financial Highlights for a single No-Load Class share of (i) SAFECO Growth Fund, SAFECO Equity Fund and SAFECO Income Fund for each of the ten fiscal years ended September 30, 1996; (ii) SAFECO Northwest Fund for the period from February 7, 1991 (Initial Public Offering) to December 31, 1991, the fiscal year ended December 31, 1992, the nine month period ended September 30, 1993 and each of the three fiscal years ended September 30, 1996, (iii) SAFECO Balanced Fund, SAFECO International Fund and SAFECO SMall Company Fund for the period from January 31, 1996 (Initial Public Offering) to September 30, 1996 are included in Part A of this Registration Statement. Financial Statements for each of the Funds for the fiscal period ended September 30, 1996 and the report thereon of Ernst & Young LLP, independent auditors, are incorporated by reference into Part B of this Registration Statement and were filed with the SEC on or about November 27, 1996 for SAFECO Common Stock Trust.

         Financial Highlights for a single No-Load Class share of (i) SAFECO Municipal Bond Fund, SAFECO California Tax-Free Income Fund for each of the ten fiscal years ended March 31, 1996; (ii) SAFECO Washington State Municipal Bond Fund for the period from March 18, 1993 (Initial Public Offering) to March 31, 1993 and for each of the three fiscal years ended March 31, 1996 are included in Part A of this Registration Statement. Financial Statements for each of these Funds for the fiscal year ended March 31, 1996 and the report thereon of Ernst & Young LLP, independent auditors, are incorporated by reference into Part B of this Registration Statement and were filed with the SEC on or about May 30, 1996 for SAFECO Tax-Exempt Bond Trust.

         Financial   Statements   from  the   Registrant's   Annual  Report  are
         incorporated by reference to Exhibit 12 in post-effective amendment number 12.

(b)   Exhibits:

EXHIBIT
NUMBER              DESCRIPTION OF DOCUMENT                             PAGE
------              -----------------------                             ----

(27.1-3)            Financial Data Schedules                             ***

(1)                 Trust Instrument/Certificate of Trust                *

(2)                 Bylaws                                               *

(3)                 Inapplicable

(4)                 Form of Stock Certificate                            *

(5)                 Investment Advisory and Management Contract          *

(6)                 Form of Distribution Agreement                       **
                    Form of Selling Dealer Agreement                     **

(7)                 Inapplicable

(8)                 Custody Agreement with U.S. Bank                     *

(9)                 Form of Transfer Agent Agreement                     **

(10)                Opinion and Consent of Counsel for                   *
                      No-Load Class
                    Advisor Class A and Advisor Class B                  **

(11)                Consent of Independent Auditors

(12)                Registrant's Annual Report for the Year Ended
                    September 30, 1996 Including Financial Statements

                    Annual Report for SAFECO Managed Bond Trust for      ++
                    the Year Ended December 31, 1995 Including
                    Financial Statements

                    Annual Report for SAFECO Money Market Trust for      +++
                    the Year Ended March 31, 1996 Including
                    Financial Statements

                    Annual Report for SAFECO Common Stock Trust for      +
                    the Year Ended September 30, 1996 Including
                    Financial Statements

                    Annual Report for SAFECO Tax-Exempt Bond Trust       +++
                    for the Year Ended March 31, 1996 Including
                    Financial Statements

(13)                Subscription Agreement                               *

(14)                Prototype 401(k)/Profit Sharing Plan                 *

(15)                Rule 12b-1 Plan (Advisor Class A)                    **
                    Rule 12b-1 Plan (Advisor Class B)                    **

(16)                Calculation of Performance Information-
                      No-Load Class                                      *
                    Calculation of Performance Information-
                      Advisor Class A                                    **
                    Calculation of Performance Information-
                      Advisor Class B                                    **

(17)                Inapplicable

(18)                Rule 18f-3 Plan                                      **

* Filed as an exhibit to Post-Effective Amendment No. 10 filed with the SEC on or about January 31, 1996.

** Filed as an exhibit to Post-Effective Amendment No. 11 filed with the SEC on or about August 1, 1996.

***     Incorporated by reference from Post-Effective Amendment No. 12.

+ Annual Reports for Registrant and SAFECO Common Stock Trust were filed with the SEC on or about November 27, 1996.

++ Annual Report for SAFECO Managed Bond Trust was filed with the SEC on or about February 29, 1996.

+++ Annual Reports for SAFECO Money Market Trust and SAFECO Tax-Exempt Bond Trust were filed with the SEC on or about May 30, 1996.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
--------  -------------------------------------------------------------

SAFECO Corporation, a Washington corporation, owns 100% of SAFECO Asset Management Company (SAM), SAFECO Services Corporation (SAFECO Services) and SAFECO Securities, Inc. (SAFECO Securities), each a Washington corporation. SAM is the investment advisor, SAFECO Services is the transfer agent and SAFECO Securities is the principal underwriter for each of the SAFECO Mutual Funds. The SAFECO Mutual Funds consist of seven Delaware business trusts: SAFECO Common Stock Trust, SAFECO Taxable Bond Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Advisor Series Trust, SAFECO Money Market Trust, SAFECO Managed Bond Trust (formerly SAFECO Institutional Series Trust) and SAFECO Resource Series Trust. The SAFECO Common Stock Trust consists of seven mutual funds: SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund and SAFECO Small Company Stock Fund. The SAFECO Taxable Bond Trust consists of three mutual funds: SAFECO Intermediate-Term U.S. Treasury Fund, SAFECO GNMA Fund and SAFECO High-Yield Bond Fund. The SAFECO Tax-Exempt Bond Trust consists of five mutual funds:
SAFECO Intermediate-Term Municipal Bond Fund, SAFECO Insured Municipal Bond Fund, SAFECO Municipal Bond Fund, SAFECO California Tax-Free Income Fund and SAFECO Washington State Municipal Bond Fund. The SAFECO Advisor Series Trust consists of eight mutual funds: Advisor Equity Fund, Advisor Northwest Fund, Advisor Intermediate-Term Treasury Fund, Advisor GNMA Fund, Advisor U.S.
Government Fund, Advisor Municipal Bond Fund, Advisor Intermediate-Term Municipal Bond Fund and Advisor Washington Municipal Bond Fund. The SAFECO Money Market Trust consists of two mutual funds: SAFECO Money Market Fund and SAFECO Tax-Free Money Market Fund. The SAFECO Managed Bond Trust consists of one mutual fund: SAFECO Managed Bond Fund (formerly SAFECO Fixed Income Portfolio). The SAFECO Resource Series Trust consists of five mutual funds: Equity Portfolio,
Growth  Portfolio,   Northwest  Portfolio,   Bond  Portfolio  and  Money  Market
Portfolio.

SAFECO Corporation, a Washington corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company of America, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, and SAFECO Insurance Company of Illinois, an Illinois corporation. SAFECO Corporation owns 20% of Agena, Inc., a Washington corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and Market Square Holding, Inc., a Minnesota corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, and First SAFECO National Life Insurance Company of New York, a New York corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and
Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Managers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation. F.B. Beattie Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company, a Texas corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Talbot Agency, Inc. owns 100% of PNMR Securities, Inc., a Washington corporation, and SAFECO Select Insurance Services, Inc., a California corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: S.C. Bellevue, Inc., S.C. Everett, Inc., S.C. Marysville, Inc., S.C. Simi Valley, Inc. and S.C. Vancouver, Inc. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation, 50% of Mission Oaks Hospital, Inc., a California corporation, S.C. River Oaks, Inc., a Washington corporation, Mississippi Health Services, Inc. a Louisiana corporation, and Safecare Texas, Inc., a Texas corporation. S.C. Simi Valley, Inc. owns 100% of Simi Valley Hospital, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following: Barton Street Corp., C-W Properties, Inc., Gem State Investors, Inc., Kitsap Mall, Inc., WNY Development, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SAFECO Properties of Boise, Inc., an Idaho corporation, SCIT, Inc., a Massachusetts corporation, Valley Fair
Shopping Centers, Inc., a Delaware corporation, WDI Golf Club, Inc., a California corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, Winmar of Wisconsin, Inc., a Wisconsin corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of the following, each a Washington corporation:
Washington Square, Inc. and Winmar Pacific, Inc.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES
--------  -------------------------------

At November 15, 1996 Registrant had 535, 1907 and 1672 shareholders of record in its No-Load Class of SAFECO Intermediate-Term U.S. Treasury Fund, SAFECO GNMA Fund and SAFECO High-Yield Bond Fund, respectively. At November 20, 1996 there were no shareholders of record of Advisor Class A or Advisor Class B of SAFECO Intermediate-Term U.S. Treasury Fund.

ITEM 27.  INDEMNIFICATION
--------  ---------------

Under the Trust Instrument of the Registrant, the Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations.

Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgements, amounts paid in settlement, fines, penalties and other liabilities.

No indemnification  will be provided to a trustee,  officer,  employee or agent:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; (a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor are the parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry); or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under Registrant's Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such a trustee, officer, employee or agent in connection with the shares of any series of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Under an agreement with its distributor ("Distribution Agreement"), Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses
(including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading.

In no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and further provided that the Registrant shall not indemnify the distributor for conduct set forth in this paragraph.

Under an agreement with its transfer agent, Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance hereunder; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
--------  ----------------------------------------------------

of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

The investment adviser to Registrant, SAM, serves as an adviser to: (a) thirty-one series (portfolios) of seven registered investment companies, including five series of an investment company that serves as an investment vehicle for variable insurance products and (b) a number of pension funds not affiliated with SAFECO Corporation or its affiliates. The directors and officers of SAM serve in similar capacities with SAFECO Corporation or its affiliates. The information set forth under "Investment Advisory and Other Services" in the Registrant's Statement of Additional Information is incorporated by reference.

ITEM 29.  PRINCIPAL UNDERWRITER
--------  ---------------------

(a) SAFECO Securities, Inc., the principal underwriter for Registrant, also acts as the principal underwriter for each class of each series of the SAFECO Common Stock Trust, SAFECO Tax-Exempt Bond Trust, SAFECO Money Market Trust, SAFECO Managed Bond Trust. In addition, SAFECO Securities, Inc. is the principal underwriter for SAFECO Separate Account C, SAFECO Variable Account B and SAFECO Separate Account SL, all of which are variable insurance products.

(b)      The  information  set  forth  under  "Investment   Advisory  and  Other
         Services" in the Statement of Additional Information is incorporated by reference.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
--------  --------------------------------

U.S. Bank of Washington,  N.A.,  1420 Fifth Avenue,  Seattle,  Washington  98101
maintains physical possession of the accounts, books and documents of the Registrant relating to its activities as custodian of the Registrant. SAFECO Asset Management Company, SAFECO Plaza, Seattle, Washington 98185, maintains physical possession of all other accounts, books or documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES
--------  -------------------

Inapplicable.

ITEM 32.  UNDERTAKINGS
--------  ------------

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington on the 24th day of January, 1997.

                               SAFECO TAXABLE BOND TRUST

                               By   /s/ DAVID F. HILL
                                 --------------------
                                  David F. Hill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          NAME                                TITLE                   DATE
          ----                                -----                   ----

/s/ David F. Hill++           President and Trustee                 01/24/97
-------------------           ---------------------                 --------
David F. Hill                 Principal Executive Officer

RONALD L. SPAULDING*          Vice President                        01/24/97
--------------------          Treasurer                             --------
Ronald L. Spaulding


NEAL A. FULLER*               Vice President, Controller            01/24/97
---------------               and Assistant Secretary               --------
Neal A. Fuller

/s/ Boh A. Dickey++           Chairman and Trustee                  01/24/97
-------------------                                                 --------
Boh A. Dickey

BARBARA J. DINGFIELD*         Trustee                               01/24/97
---------------------                                               --------
Barbara J. Dingfield

RICHARD W. HUBBARD*++         Trustee                               01/24/97
---------------------                                               --------
Richard W. Hubbard

RICHARD E. LUNDGREN*          Trustee                               01/24/97
--------------------                                                --------
Richard E. Lundgren

LARRY L. PINNT*               Trustee                               01/24/97
---------------                                                     --------
Larry L. Pinnt

JOHN W. SCHNEIDER*            Trustee                               01/24/97
------------------                                                  --------
John W. Schneider





                                              *By:   /s/ Boh A. Dickey
                                                    -----------------------
                                                     Boh A. Dickey
                                                     Attorney-in-Fact

                                              *By:   /s/ David F. Hill
                                                     ----------------------
                                                     David F. Hill
                                                     Attorney-in-Fact

++       Trustees who are interested persons as defined by the 1940 Act.

                                POWER OF ATTORNEY

SAFECO TAXABLE BOND TRUST, a Delaware business trust (the "Trust"), and each of its undersigned officers and trustees, hereby nominates, constitutes and appoints Boh A. Dickey and David F. Hill (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trust's registration statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trust, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trust itself and the undersigned officers and trustees themselves might or could do.

IN WITNESS WHEREOF, SAFECO TAXABLE BOND TRUST has caused this power of attorney to be executed in its name by its President and attested by its Assistant Secretary, and the undersigned officers and trustees have each executed such power of attorney, on this 15 day of January, 1995.

                                     SAFECO TAXABLE BOND TRUST


                                     By: /s/ David F. Hill
                                     ---------------------
                                         David F. Hill
                                         President

ATTEST:

/s/ Neal A. Fuller
------------------
Neal A. Fuller
Assistant Secretary

                       (Signatures Continue on Next Page)

  Name                                                 Title
  ----                                                 -----

/s/ David F. Hill                                President
---------------------------                      Principal Executive Officer
David F. Hill


/s/ Ronald L. Spaulding                          Vice President
---------------------------                      and Treasurer
Ronald L. Spaulding


/s/ Neal A. Fuller                               Vice President
---------------------------                      Controller
Neal A. Fuller                                   Assistant Secretary
                                                 (Principal Financial Officer)

/s/ Boh A. Dickey                                Chairman and Trustee
---------------------------
Boh A. Dickey


/s/ Barbara J. Dingfield                             Trustee
---------------------------
Barbara J. Dingfield


/s/ Richard W. Hubbard                               Trustee
---------------------------
Richard W. Hubbard


/s/ Richard E. Lundgren                              Trustee
---------------------------
Richard E. Lundgren


/s/ L. D. McClean                                    Trustee
---------------------------
L. D. McClean


/s/ Larry L. Pinnt                                   Trustee
---------------------------
Larry L. Pinnt


/s/ John W. Schneider                                Trustee
---------------------------
John W. Schneider

                                       Registration Nos. 33-22132/811-5574
==============================================================================

                                    EXHIBITS

                                       to

                                    FORM N-1A

                             REGISTRATION STATEMENT

                         POST-EFFECTIVE AMENDMENT NO. 13

                                      Under

                           The Securities Act of 1933

                                       and

                                AMENDMENT NO. 14

                                      Under

                       The Investment Company Act of 1940

                                                    ----------

                            SAFECO Taxable Bond Trust
               (Exact Name of Registrant as Specified in Charter)

                                  SAFECO Plaza
                            Seattle, Washington 98185
                    (Address of Principal Executive Offices)

                                                   206-545-5269
              (Registrant's Telephone Number, including Area Code)

==============================================================================

                            SAFECO TAXABLE BOND TRUST

                                    Form N-1A

                         Post-Effective Amendment No. 13

                                  Exhibit Index



EXHIBIT
NUMBER      DESCRIPTION OF DOCUMENT                                PAGE
------      -----------------------                                ----

(99.11)      Consent of Independent Auditors

(99.12)      Registrant's Annual Report for Year Ended
             September 30, 1996+ including Financial
             Statements























+ Registrant's Annual Report was filed with the SEC on or about November 27, 1996 and is hereby incorporated by reference.